Fair Value Of Financial Instruments - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Statement [Line Items]
Discount rate on fair value of equity shares	30.00%
Percentage of increase Decrease in fair value (inversely) of the embedded derivative	1.00%
Change the fair value (inversely) of the embedded derivative	$ 800
Top of range [member]
Statement [Line Items]
Percentage of range for alternative assumptions of DLOM	36.00%
Bottom of range
Statement [Line Items]
Percentage of range for alternative assumptions of DLOM	20.00%